Derivatives - Summary Of Amounts Related To Items Designated As Hedging Instruments (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩) USD ($) EUR (€)	Dec. 31, 2022 KRW (₩) USD ($) EUR (€) AUD ($)
Disclosure of detailed information about hedging instruments [line items]
Description of line item in statement of financial position where the hedging instrument is located	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.
Foreign currencies translation risk and interest rate risk | Currency swap | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $	270,000,000	270,000,000
Foreign currencies translation risk | Currency swap | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $	100,000,000	180,000,000
Foreign currencies translation risk | Currency swap | EUR
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | €	194,780,000	194,780,000
For fair value hedging | Interest rate risk | Interest rate swap | KRW
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	260,000	150,000
For fair value hedging | Interest rate risk | Interest rate swap | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $	2,975,000,000	2,375,000,000
Carrying amounts of the hedging instrument, assets	₩ 698	₩ 0
Carrying amounts of the hedging instrument, liabilities	₩ 135,263	₩ 193,831
Description of line item in statement of financial position where the hedging instrument is located	Derivative assets (designated for hedging)	Derivative assets (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ 55,651	₩ (247,765)
For fair value hedging | Interest rate risk | Interest rate swap | AUD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $		150,000,000
Description of line item in statement of financial position where the hedging instrument is located		Derivative liabilities (designated for hedging)
For cash flow hedging | Interest rate risk | Interest rate swap | KRW
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	140,000	190,000
Carrying amounts of the hedging instrument, assets	₩ 0	₩ 2,041
Carrying amounts of the hedging instrument, liabilities	₩ 512	₩ 0
Description of line item in statement of financial position where the hedging instrument is located	Derivative liabilities (designated for hedging)	Derivative liabilities (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ (2,433)	₩ 1,690
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $	270,000,000	270,000,000
Carrying amounts of the hedging instrument, assets	₩ 7,356	₩ 17,909
Carrying amounts of the hedging instrument, liabilities	₩ 17,232	₩ 0
Description of line item in statement of financial position where the hedging instrument is located	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	Derivative liabilities (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ (913)	₩ 58,253
For cash flow hedging | Foreign currencies translation risk | Currency swap | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $	100,000,000	180,000,000
Carrying amounts of the hedging instrument, assets	₩ 10,956	₩ 17,836
Carrying amounts of the hedging instrument, liabilities	₩ 0	₩ 0
Description of line item in statement of financial position where the hedging instrument is located	Derivative assets (designated for hedging)	Derivative liabilities (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ (5,644)	₩ 9,317
For cash flow hedging | Foreign currencies translation risk | Currency swap | EUR
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | €	194,780,000	194,780,000
Carrying amounts of the hedging instrument, assets	₩ 7,698	₩ 0
Carrying amounts of the hedging instrument, liabilities	₩ 0	₩ 9,080
Description of line item in statement of financial position where the hedging instrument is located	Derivative assets (designated for hedging)	Derivative liabilities (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ 19,063	₩ (10,286)
Hedges of net investment in foreign operations | Exchange risk | Foreign currency bond (USD) | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $	863,959,317	864,390,437
Carrying amounts of the hedging instrument, assets	₩ 0	₩ 0
Carrying amounts of the hedging instrument, liabilities	₩ 1,113,989	₩ 1,095,442
Description of line item in statement of financial position where the hedging instrument is located	Foreign currency bond	Foreign currency bond
Changing in fair value used for calculating hedge ineffectiveness	₩ (19,088)	₩ (28,553)